Other Financial Assets	12 Months Ended
Jan. 31, 2023
Text block [abstract]
Other Financial Assets
7.	OTHER FINANCIAL ASSETS
The Company’s other financial assets were as follows, as at:

	January 31, 2023	January 31, 2022

Restricted investments [a]	$12.9	$14.3
Derivative financial instruments	106.5	38.0
Advances to suppliers related to property, plant and equipment	36.2	50.4
Other	36.3	24.1
Total other financial assets	$191.9	$126.8
Current	122.6	73.6
Non-current	69.3	53.2
Total other financial assets	$191.9	$126.8
[a]
The restricted investments are publicly traded bonds that can only be used for severance payments and pension costs associated with Austrian pension plans, and are not available for general corporate use.
The
non-current
portion is mainly attributable to derivative financial instruments and restricted investments.